Issued Capital and Reserves (Details) - Schedule of capital structure - shares	Dec. 31, 2021	Dec. 31, 2020
Issued Capital and Reserves (Details) - Schedule of capital structure [Line Items]
Total Ordinary shares of USD each	500,000	500,000
Total Ordinary shares issued and fully paid	87,226	82,742
A Ordinary shares [Member]
Issued Capital and Reserves (Details) - Schedule of capital structure [Line Items]
Total Ordinary shares of USD each	200,000	200,000
Total Ordinary shares issued and fully paid	25,697	25,697
B Ordinary shares [Member]
Issued Capital and Reserves (Details) - Schedule of capital structure [Line Items]
Total Ordinary shares of USD each	200,000	200,000
Total Ordinary shares issued and fully paid	55,951	52,587
C Ordinary shares [Member]
Issued Capital and Reserves (Details) - Schedule of capital structure [Line Items]
Total Ordinary shares of USD each	100,000	100,000
Total Ordinary shares issued and fully paid	5,578	4,458